UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10255

Nuveen Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 4.5% (3.1% of Total Investments)
$ 18,500	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A1 (4)	$ 19,528,230
	(Pre-refunded 6/01/11)
	Alaska – 0.3% (0.2% of Total Investments)
2,200	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	1,422,586
	Series 2006A, 5.000%, 6/01/46
	Arizona – 0.7% (0.5% of Total Investments)
3,120	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AA–	3,127,176
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
	Arkansas – 0.2% (0.1% of Total Investments)
925	Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, GNMA	1/12 at 100.00	AAA	931,105
	Mortgage-Backed Securities Program, Series 2002C, 5.400%, 1/01/34 (Alternative Minimum Tax)
	California – 12.5% (8.5% of Total Investments)
9,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	Baa3	6,484,410
	Angeles County Securitization Corporation, Series 2006A, 0.000%, 6/01/36
6,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	6/11 at 101.00	AAA	6,234,600
	5.250%, 12/01/32
4,080	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	AA+	4,144,097
	Series 2006, 5.000%, 4/01/37 – BHAC Insured
20,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	18,282,200
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – FGIC Insured
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	5,830,700
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
1,400	5.000%, 6/01/33	6/17 at 100.00	BBB	1,069,950
1,000	5.125%, 6/01/47	6/17 at 100.00	BBB	645,660
6,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	6,024,540
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A	5,198,950
	(Alternative Minimum Tax)
70	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	9/10 at 100.00	Baa1	68,502
	Electric Company, Series 1966A, 4.000%, 3/01/16
57,550	Total California			53,983,609
	Colorado – 10.0% (6.8% of Total Investments)
2,245	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	2,394,607
	Peak-to-Peak Charter School, Series 2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)
3,300	Denver City and County, Colorado Airport Revenue Bonds, Series 2006, 5.000%, 11/15/24 –	11/16 at 100.00	A+	3,503,445
	FGIC Insured
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	5,727,567
4,335	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	4,572,558
2,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	A+	2,025,840
	6.000%, 11/15/18 – AMBAC Insured (Alternative Minimum Tax)
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	Aaa	3,140,900
	(Pre-refunded 9/01/10) – NPFG Insured
1,280	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001,	5/11 at 101.00	N/R	1,223,091
	7.125%, 5/01/31 (Alternative Minimum Tax)
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	881,591
	12/15/22 – AGM Insured (UB)
5,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	5,314,700
	5.250%, 6/15/41 (Pre-refunded 6/15/11) – AGM Insured
	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B:
22,000	0.000%, 6/15/28 (Pre-refunded 6/15/11) – AGM Insured	6/11 at 35.65	AAA	7,685,260
17,650	0.000%, 6/15/29 (Pre-refunded 6/15/11) – AMBAC Insured	6/11 at 33.45	N/R (4)	5,785,670
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,042,720
	8.000%, 12/01/25
74,930	Total Colorado			43,297,949
	District of Columbia – 1.3% (0.9% of Total Investments)
835	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	836,862
	Series 2001, 6.250%, 5/15/24
5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	A1	4,862,050
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
5,835	Total District of Columbia			5,698,912
	Florida – 4.3% (2.9% of Total Investments)
15,000	Jacksonville, Florida, Transportation Revenue Bonds, Series 2001, 5.250%, 10/01/29 –	10/11 at 100.00	Aa2	15,507,150
	NPFG Insured
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	A	3,010,410
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)
18,000	Total Florida			18,517,560
	Hawaii – 2.4% (1.6% of Total Investments)
	Honolulu Board of Water Supply, Hawaii, Water System Revenue Bonds, Series 2001:
3,000	5.250%, 7/01/26 (Pre-refunded 7/01/11) – AGM Insured	7/11 at 100.00	AAA	3,139,230
6,725	5.250%, 7/01/31 (Pre-refunded 7/01/11) – AGM Insured	7/11 at 100.00	AAA	7,037,107
9,725	Total Hawaii			10,176,337
	Illinois – 15.5% (10.5% of Total Investments)
3,525	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace	12/11 at 100.00	AAA	3,563,599
	Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)
685	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	4/11 at 105.00	AAA	721,086
	2001A, 6.250%, 10/01/32 (Alternative Minimum Tax)
5,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 –	No Opt. Call	Aa2	1,416,050
	FGIC Insured
3,985	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%, 1/01/33 – NPFG Insured	1/11 at 101.00	Aa2	4,038,638
5,285	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%, 1/01/33 (Pre-refunded	1/11 at 101.00	AA– (4)	5,449,046
	1/01/11) – NPFG Insured
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,501,363
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	N/R (4)	3,578,549
	Series 2002A, 6.250%, 12/01/32 (Pre-refunded 12/01/12)
910	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	BBB+	910,137
	2001, 5.500%, 9/01/32 – AMBAC Insured
4,090	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	BBB+ (4)	4,307,629
	2001, 5.500%, 9/01/32 (Pre-refunded 9/01/11) – AMBAC Insured
3,100	Illinois Development Finance Authority, Revenue Bonds, Midwestern University, Series 2001B,	5/11 at 101.00	AAA	3,263,742
	6.000%, 5/15/31 (Pre-refunded 5/15/11)
9,500	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%,	5/17 at 100.00	A	9,474,255
	5/15/32 – NPFG Insured
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	2,676,050
	2009, 6.875%, 8/15/38
5,000	Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital Obligated Group, Series	2/11 at 101.00	AAA	5,185,850
	2001B, 5.250%, 2/15/34 (Pre-refunded 2/15/11) – AGM Insured
2,500	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	2,534,725
	5.050%, 8/01/27 (Alternative Minimum Tax)
2,275	Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16	6/11 at 100.00	AAA	2,353,351
2,500	Kane & DeKalb Counties, Illinois, Community United School District 301, General Obligation	No Opt. Call	A1	1,331,875
	Bonds, Series 2006, 0.000%, 12/01/23 – NPFG Insured
5,120	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	12/10 at 100.00	A2	5,123,635
	Expansion Project, Series 1996A, 5.250%, 6/15/27 – AMBAC Insured
1,740	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	N/R	1,515,766
	3/01/30 – RAAI Insured
3,360	Northfield Township High School District 225, Cook County, Illinois, Glenbrook, General	12/16 at 69.01	AAA	1,769,510
	Obligation School Bonds, Series 2007B, 0.000%, 12/01/24
71,355	Total Illinois			66,714,856
	Indiana – 2.7% (1.8% of Total Investments)
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/11 at 100.00	BBB	1,751,060
	Series 2001, 5.500%, 9/15/31
1,900	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,153,251
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
4,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%,	6/13 at 100.00	AAA	4,200,440
	6/01/23 – AGM Insured
6,100	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	8/10 at 101.00	BB+	3,388,550
	1999, 5.800%, 2/15/24 (5)
14,000	Total Indiana			11,493,301
	Iowa – 1.5% (1.0% of Total Investments)
1,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/12 at 100.00	N/R (4)	1,107,400
	College, Series 2002, 5.500%, 10/01/28 (Pre-refunded 10/01/12) – ACA Insured
6,340	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	5,128,363
	5.600%, 6/01/34
7,340	Total Iowa			6,235,763
	Kansas – 4.0% (2.7% of Total Investments)
17,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi	11/11 at 101.00	A+	17,229,670
	Health System Inc., Series 2001-III, 5.625%, 11/15/31
	Kentucky – 0.3% (0.2% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AAA	1,093,570
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
	Louisiana – 5.2% (3.5% of Total Investments)
3,960	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 –	5/16 at 100.00	Aa1	3,875,771
	FGIC Insured (UB)
18,825	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	18,553,167
	Series 2001B, 5.875%, 5/15/39
22,785	Total Louisiana			22,428,938
	Michigan – 11.3% (7.7% of Total Investments)
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
15,390	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	Aa3 (4)	16,038,535
20,000	5.500%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 101.00	A1 (4)	21,168,000
4,000	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of	10/10 at 102.00	B1	3,892,160
	Arts and Sciences Charter School, Series 2001A, 8.000%, 10/01/31
2,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/10 at 100.00	BB–	1,967,640
	Obligated Group, Series 1998A, 5.125%, 8/15/18
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
1,630	6.250%, 8/15/13	8/10 at 100.00	BB–	1,630,424
4,035	6.500%, 8/15/18	8/10 at 100.00	BB–	4,034,435
47,055	Total Michigan			48,731,194
	Minnesota – 4.6% (3.1% of Total Investments)
5,000	Minneapolis, Minnesota, Health Care System Revenue Bonds,S Fairview Health Services, Series	11/18 at 100.00	AAA	5,633,650
	2008B, 6.500%, 11/15/38 – AGC Insured
14,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	14,296,520
	Series 2001A, 5.250%, 1/01/32 (Pre-refunded 1/01/11) – FGIC Insured
19,000	Total Minnesota			19,930,170

	Montana – 0.4% (0.3% of Total Investments)
1,865	Montana Board of Housing, Single Family Program Bonds, Series 2001A-2, 5.700%, 6/01/32	12/10 at 100.00	AA+	1,869,271
	(Alternative Minimum Tax)
	Nevada – 1.7% (1.1% of Total Investments)
12,275	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/11 at 100.00	N/R	2,942,440
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured (6)
3,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	N/R	7,700
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40 (6)
2,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	2,353,040
	Series 2007B, Trust 2633, 18.437%, 7/01/31 – BHAC Insured (IF)
1,750	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.164%	7/17 at 100.00	AA+	1,991,640
	7/01/31 – BHAC Insured (IF)
19,525	Total Nevada			7,294,820
	New Hampshire – 2.1% (1.5% of Total Investments)
8,000	New Hampshire Business Finance Authority, Pollution Control Remarketed Revenue Refunding	10/10 at 101.00	Baa1	8,125,760
	Bonds, Connecticut Light and Power Company, Series 1992A, 5.850%, 12/01/22
1,070	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	5/11 at 100.00	Aa2	1,076,153
	2001A, 5.700%, 1/01/31 (Alternative Minimum Tax)
9,070	Total New Hampshire			9,201,913
	New Jersey – 2.5% (1.7% of Total Investments)
3,995	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	4,004,868
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
310	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	332,255
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
2,200	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,496,582
425	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	498,678
3,085	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	3,576,471
10,015	Total New Jersey			10,908,854
	New Mexico – 5.6% (3.8% of Total Investments)
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
	Services, Series 2001A:
12,000	5.500%, 8/01/25 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	12,739,920
10,800	5.500%, 8/01/30 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	11,465,928
22,800	Total New Mexico			24,205,848
	New York – 8.7% (5.9% of Total Investments)
12,020	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	936,478
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/46
6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001L,	5/11 at 100.00	AAA	6,233,220
	5.375%, 5/01/33 (Pre-refunded 5/01/11)
12,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AAA	12,816,640
	4.500%, 11/15/32 – AGM Insured (UB)
5,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	5,178,150
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
12,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AAA	12,429,600
	Bonds, Fiscal Series 2001C, 5.125%, 6/15/33 (UB)
47,820	Total New York			37,594,088
	North Carolina – 0.7% (0.5% of Total Investments)
2,950	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales	4/13 at 100.00	N/R	2,875,601
	University, Series 2003A, 5.000%, 4/01/33 – SYNCORA GTY Insured
	North Dakota – 0.3% (0.2% of Total Investments)
1,235	North Dakota Housing Finance Agency, Home Mortgage Finance Program Refunding Bonds, Series	1/11 at 100.00	Aa1	1,266,048
	2001A, 5.550%, 1/01/32 (Alternative Minimum Tax)
	Ohio – 1.9% (1.3% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
10,000	5.750%, 6/01/34	6/17 at 100.00	BBB	7,484,200
1,000	5.875%, 6/01/47	6/17 at 100.00	BBB	708,750
11,000	Total Ohio			8,192,950
	Oregon – 3.1% (2.1% of Total Investments)
8,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Legacy Health	5/11 at 101.00	A+	8,175,200
	System, Series 2001, 5.250%, 5/01/21
5,000	Oregon Department of Administrative Services, Certificates of Participation, Series 2001D,	5/11 at 101.00	Aa2	5,093,900
	5.000%, 5/01/26 – AMBAC Insured
13,000	Total Oregon			13,269,100
	Pennsylvania – 3.1% (2.1% of Total Investments)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	AAA	5,230,100
	Allegheny Health System, Series 2000B, 9.250%, 11/15/30 (Pre-refunded 11/15/10)
8,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	Aa3 (4)	8,291,200
	Series 2001A, 6.000%, 1/15/31 (Pre-refunded 1/15/11)
13,000	Total Pennsylvania			13,521,300
	Puerto Rico – 2.1% (1.5% of Total Investments)
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	2,686,950
	2009A, 6.000%, 8/01/42
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,331,636
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
30,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	1,873,500
6,150	0.000%, 8/01/56	No Opt. Call	Aa2	339,665
42,960	Total Puerto Rico			9,231,751
	Texas – 28.0% (19.0% of Total Investments)
7,500	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2001, 5.000%,	11/10 at 100.00	AAA	7,603,650
	11/15/30 – AGM Insured
10,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	A	8,962,700
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel
	Revenue Bonds, Series 2001:
15,000	5.250%, 1/15/26 – AGM Insured	1/11 at 100.00	AAA	15,012,450
1,750	5.200%, 1/15/31 – AGM Insured	1/11 at 100.00	AAA	1,750,840
6,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	6,049,620
	7.125%, 9/01/34
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Ba2	10,223,900
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
1,500	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	11/31 at 69.08	A	216,480
	0.000%, 11/15/37 – NPFG Insured
31,170	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	A	29,759,558
	2001B, 5.250%, 11/15/40 – NPFG Insured
40,000	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 54.04	A	4,832,800
	2001A, 0.000%, 11/15/40 – NPFG Insured
3,965	Harris County-Houston Sports Authority, Texas, Third Lien Revenue Bonds, Series 2004-A3.,	11/24 at 52.47	A	659,459
	0.000%, 11/15/35 – NPFG Insured
	Hays Consolidated Independent School District, Hays County, Texas, General Obligation School
	Building Bonds, Series 2001:
10,715	0.000%, 8/15/25 (Pre-refunded 8/15/11)	8/11 at 43.18	AAA	4,599,199
12,940	0.000%, 8/15/26 (Pre-refunded 8/15/11)	8/11 at 40.60	AAA	5,223,231
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	1,513,150
5,540	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	1,563,610
5,000	Metro Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Wilson N.	1/11 at 100.00	Aaa	5,131,800
	Jones Memorial Hospital, Series 2001, 7.250%, 1/01/31
3,295	Tarrant County, Texas, Cultural & Educational Facilities Financing Corporation, Revenue Bonds, Series	2/17 at 100.00	AA–	3,367,754
	2007, Residuals 1760-3, 16.975%, 2/15/36 (IF)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	2,903,207
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
1,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series	8/12 at 39.43	BBB+	307,200
	2002A, 0.000%, 8/15/28 – AMBAC Insured
10,500	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001,	8/11 at 100.00	Aaa	10,828,650
	5.250%, 8/01/35
183,765	Total Texas			120,509,258
	Washington – 4.2% (2.9% of Total Investments)
5,405	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series	3/11 at 100.00	AAA	5,560,015
	2001, 5.125%, 3/01/26 (Pre-refunded 3/01/11) – AGM Insured
1,845	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series	3/11 at 100.00	AAA	1,876,107
	2001, 5.125%, 3/01/26 – AGM Insured
7,500	Washington State Health Care Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AA	7,777,050
	System, Series 2001A, 5.250%, 10/01/21 – NPFG Insured
810	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	833,279
	Series 2002, 6.500%, 6/01/26
2,100	Washington, Certificates of Participation, Washington Convention and Trade Center, Series	7/10 at 100.00	AA	2,106,720
	1999, 5.125%, 7/01/13 – NPFG Insured
17,660	Total Washington			18,153,171
	West Virginia – 1.2% (0.8% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,071,400
	Series 2003L, 5.500%, 10/01/22
	Wisconsin – 0.3% (0.2% of Total Investments)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/12 at 100.00	N/R (4)	1,118,839
	Healthcare, Series 2002A, 7.375%, 5/01/26 (Pre-refunded 5/01/12)
$ 792,985	Total Investments (cost $619,754,931) – 147.2%			634,825,138
	Floating Rate Obligations – (6.2)%			(26,661,650)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (45.5)% (7)			(196,000,000)
	Other Assets Less Liabilities – 4.5%			19,078,923
	Net Assets Applicable to Common Shares – 100%			$ 431,242,411

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$631,436,588	$3,388,550	$634,825,138

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments
Balance at the beginning of period	$ —
Gains (losses):	—
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	3,388,550
Balance at the end of period	$3,388,550

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $598,329,816.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 35,000,984
Depreciation	(25,173,400)
Net unrealized appreciation (depreciation) of investments	$ 9,827,584

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.9%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010